Note 4 - Income Taxes	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Income Taxes

The Company follows ASC 740.  Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards (“NOL”).     No net provision for refundable BVI (British Virgin Islands) income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously.

The Company had net income for the six months ended June 30, 2011 of approximatelys $39,150 and a net loss of approximately $1,250 for the year ended December 31, 2010.

Deferred tax assets at June 30, 2011 and December 31, 2010 consisted of the following:

	2011	2010
Current:
BVI	$0	$0
Canada	15,638	1,370
Total current provision	15,638	1,370

Deferred:
BVI	0	0
Canada	6,898	6,898
Total deferred provision (credit)	(6,898)	(6,898)

The significant components of deferred tax assets (liabilities) consist of the following:
	2010	2009
Accrued Consulting Services	6,898	6,898

Amounts recognized in the balance sheet consist of the following:	2010	2009
Deferred tax asset	$6,898	$6,898

The realization of deferred tax benefit is contingent upon future earnings